UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Advantage
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Strategy                                    Portfolio Funds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 6.2%                Aristeia International Ltd.                                                $  2,437,159
-----------------------------------------------------------------------------------------------------------------------------------
Directional - 17.1%                         Boronia Diversified Fund Ltd.                                                 1,868,380
                                            Crabel Fund Ltd.                                                              2,117,585
                                            Drawbridge Global Macro Fund Ltd.                                             2,785,767
                                                                                                                       ------------
                                                                                                                          6,771,732
-----------------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 33.8%                Altairis Offshore Levered Ltd.                                                2,388,712
                                            Cantillon Europe Ltd.                                                         1,608,170
                                            Glenview Capital Partners Ltd.                                                2,996,626
                                            Hayground Cove Acquisition Strategies Fund Ltd.                                 572,452
                                            Kinetics Fund Inc.                                                            1,769,890
                                            Neon Liberty Emerging Markets Fund Ltd.                                       1,690,334
                                            SR Phoenicia Inc.                                                             2,343,108
                                                                                                                       ------------
                                                                                                                         13,369,292
-----------------------------------------------------------------------------------------------------------------------------------
Event Driven - 13.4%                        Amber Fund Cayman Ltd.                                                        1,743,767
                                            Gruss Global Investors Ltd.                                                   2,320,266
                                            York European Opportunities Unit Trust                                        1,233,252
                                                                                                                       ------------
                                                                                                                          5,297,285
-----------------------------------------------------------------------------------------------------------------------------------
High Yield - 11.8%                          Avenue Europe International Ltd.                                              1,563,876
                                            GoldenTree European Select Opportunities Ltd.                                 1,754,887
                                            LibertyView Credit Opportunities Fund Ltd.                                      824,204
                                            Ore Hill International Fund Ltd.                                                534,622
                                                                                                                       ------------
                                                                                                                          4,677,589
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 14.8%                      The Canyon Value Realization Fund (Cayman) Ltd.                               1,417,615
                                            HBK Offshore Fund Ltd.                                                          661,041
                                            OZ Europe Overseas Fund II Ltd.                                               1,129,534
                                            Sandelman Partners Multi-Strategy Fund Ltd.                                   1,791,456
                                            York Investments Ltd.                                                           842,773
                                                                                                                       ------------
                                                                                                                          5,842,419
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments** (Cost - $34,092,651*)  - 97.1%                                                                       38,395,476

Other Assets Less Liabilities  - 2.9%                                                                                     1,143,356
                                                                                                                       ------------
Net Assets - 100.0%                                                                                                    $ 39,538,832
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 39,092,869
                                                                   ============
      Gross unrealized appreciation ...........................    $    436,639
      Gross unrealized depreciation ...........................      (1,134,032)
                                                                   ------------
      Net unrealized depreciation .............................    $   (697,393)
                                                                   ============

**    Non-income producing securities.

BlackRock Multi-Strategy Hedge Advantage
Schedule of Investments as of June 30, 2008 (Unaudited)

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                      $        --
      Level 2                                                               --
      Level 3                                                       38,395,476
      --------------------------------------------------------------------------
      Total                                                        $38,395,476
      ==========================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: September 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: September 11, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: September 11, 2008